UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2005
Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	MBF Capital Management, Inc.
Address:	100 Shoreline Highway, Suite A190
		Mill Valley, CA 94941

Form 13F File Number:	028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark B. Friedman
Title:	President
Phone:	415-289-3939

Signature, Place and Date of Signing:

/s/ Mark B. Friedman	Mill Valley, CA		February 14, 2006
Mark B. Friedman

Report Type (Check only one.):

X  	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		56

Form 13F Information Table Value Total:		$113,873 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

<Page

                                 TITLE        CUSIP         VALUE                     INV     OTHER   VOTING AUTH
NAME OF ISSUER                   OF CLASS                   (X1000)      SHARES       DISC    MNGR  SOLE   SHARED  NONE

3Com Corp                           COMMON    885535104      1,087        302,000     SOLE         302,000
Abercrombie & Fitch Co.               CL A    002896207      4,758         73,000     SOLE          73,000
Affymetrix Inc.                     COMMON    00826T108      1,433         30,000     SOLE          85,000
Alliance Gaming Copr.              COM NEW    01859P609      5,255        403,600     SOLE         113,200
Angeion Corporation                 COMMON    03462H404        116         42,166     SOLE          42,166
Array Biopharma Inc.                COMMON    04269X105        269         38,339     SOLE          38,339
Avigen Inc.                         COMMON    053690103      1,058        349,014     SOLE         349,014
Axonyx Inc                          COMMON    05461R101        215        258,700     SOLE         258,700
BEA Systems Inc.                    COMMON    073325102      1,316        140,000     SOLE         140,000
CPI Aerostructures Inc             COM NEW    125919308        786         78,100     SOLE          78,100
Cellegy Pharmaceuticals             COMMON    15115L103         90        161,525     SOLE         161,525
Chipmos Technologies Bermuda Ltd.      SHS    G2110R106        842        145,175     SOLE         367,765
Churchill Downs Inc.                COMMON    171484108      9,356        254,731     SOLE         254,731
Critical Path Inc.                 COM NEW    22674V506         54        200,625     SOLE         200,625
CuraGen Corp.                       COMMON    23126R101        905        293,716     SOLE         293,716
Cytokinetics Inc.                   COMMON    23282W100      2,255        344,800     SOLE         344,800
Deckers Outdoor Corp.               COMMON    243537107         50          1,800     SOLE           1,800
Devon Energy Corp.                  COMMON    25179M103        938         15,000     SOLE          15,000
Dialog Semiconductor         SPONSORED ADR    25250P108      1,117        362,600     SOLE         362,600
Discovery Holding Co.                 CL A    25468Y107         95          6,240     SOLE           6,240
Dow Chemical Co.                    COMMON    260543103      2,629         60,000     SOLE          60,000
EP Medsystems Inc.                  COMMON    26881P103        982        337,400     SOLE         337,400
Exelixis Inc.                       COMMON    30161Q104      2,602        276,200     SOLE         276,200
Finish Line Inc.                      CL A    317923100      3,634        208,634     SOLE         208,634
Genesco Inc.                        COMMON    371532102      6,214        160,200     SOLE         160,200
Huntsman Corp.                      COMMON    447011107      2,259        131,200     SOLE         131,200
Infocus Corp                        COMMON    45665B106      2,462        613,934     SOLE         613,934
K-Swiss Inc.                          CL A    482686102      5,134        158,262     SOLE         158,262
Kohl's Corp.                        COMMON    500255105      5,346        110,000     SOLE         110,000
Liberty Global Inc.              COM SER A    530555101         84          3,744     SOLE           3,744
Liberty Global Inc.              COM SER C    530555309         79          3,744     SOLE           3,744
Liberty Media                    COM SER A    530718105        491         62,400     SOLE          62,400
Lilly Eli & Co.                     COMMON    532457108          0              1     SOLE               1
MI Developments Inc           CL A SUB VTG    55304X104      3,446        100,000     SOLE         100,000
Magna Ent Corp.                       CL A    559211107     14,451      2,024,000     SOLE       2,024,000
Medis Technologies Ltd              COMMON    58500P107         37          2,500     SOLE           2,500
Micro Therapeutics Inc.             COMMON    59500W100      1,699        245,100     SOLE         245,100
Microsoft Corp.                     COMMON    594918104        397         15,200     SOLE          15,200
National Semiconductor Corp        COMMON    637640103      2,858        110,000     SOLE          110,000
North Am. Scientific Inc.           COMMON    65715D100        502        233,374     SOLE         233,374
Novell Inc.                         COMMON    670006105      1,430        162,000     SOLE         162,000
Penwest Pharm.                      COMMON    709754105      4,476        229,300     SOLE         229,300
Pericom Semiconductor Corp.         COMMON    713831105      1,572        197,270     SOLE         197,270
Saks Inc.                           COMMON    79377W108      1,770        105,000     SOLE         105,000
Sequenom Inc.                       COMMON    817337108         44         65,200     SOLE          65,200
Shoe Carnival Inc.                  COMMON    824889109        971         44,314     SOLE          44,314
Skechers USA Inc.                     CL A    830566105      3,773        246,300     SOLE         246,300
Sothebys Holdings Inc.                CL A    835898107      4,774        260,000     SOLE         260,000
Stratus Properties Inc.            COM NEW    863167201        979         42,564     SOLE          42,564
Synplicity Inc.                     COMMON    87160Y108        898        108,200     SOLE         108,200
Tripath Technology Inc              COMMON    89672P104          4         12,995     SOLE          12,995
Visteon Corp.                       COMMON    92839U107       1,502       240,000     SOLE         240,000
Visual Networks Inc.                COMMON    928444108          43        23,500     SOLE          23,500
Westlake Chemical Corp              COMMON    960413102       2,651        92,000     SOLE          92,000
XM Satellite Radio Hldgs Inc. Cl-A    CL A    983759101         881        32,300     SOLE          32,300
YouBet Com Inc.                     COMMON    987413101         804       170,000     SOLE         170,000


AJC\3941\003\1337332.02